Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance at Dec. 31, 2014	$ 2,075,108	$ 53,486	$ (18,426)	$ 2,011,485	$ 238	$ 20,859	$ 7,466
Beginning balance, shares at Dec. 31, 2014						33,050,298	10,938,125
Net income (loss)	(224,974)			(224,974)
Other comprehensive income	(1,006)				(1,006)
Issuance of stock for employee awards		(65)				$ 65
Issuance of stock for employee awards, shares						94,704
Share-based compensation expense	4,034	4,034
Repurchase of treasury shares	(117,962)		(117,962)
Repurchase of treasury shares, shares						(2,127,900)
Dividends paid	(147,592)			(147,592)
Other	(186)			(186)
Ending balance at Dec. 31, 2015	1,587,422	57,455	(136,388)	1,638,733	(768)	$ 20,924	$ 7,466
Ending balance, shares at Dec. 31, 2015						31,017,102	10,938,125
Net income (loss)	334,544			334,544
Other comprehensive income	(1,104)				(1,104)
Issuance of stock for employee awards		(64)				$ 64
Issuance of stock for employee awards, shares						94,208
Share-based compensation expense	7,539	7,539
Dividends paid	(86,116)			(86,116)
Other	(14)	56		(70)
Other, shares						1,046
Ending balance at Dec. 31, 2016	1,842,271	64,986	(136,388)	1,887,091	(1,872)	$ 20,988	$ 7,466
Ending balance, shares at Dec. 31, 2016						31,112,356	10,938,125
Net income (loss)	370,023			370,023
Other comprehensive income	(2,016)				(2,016)
Issuance of stock for employee awards		(42)				$ 42
Issuance of stock for employee awards, shares						62,224
Share-based compensation expense	7,422	7,422
Dividends paid	(106,792)			(106,792)
Share options exercised	587	579				$ 8
Share options exercised, shares						11,061
Ending balance at Dec. 31, 2017	$ 2,111,495	$ 72,945	$ (136,388)	$ 2,150,322	$ (3,888)	$ 21,038	$ 7,466
Ending balance, shares at Dec. 31, 2017						31,185,641	10,938,125